Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2015 $	December 31, 2014 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	429,279	544,969
Norwegian Kroner Bonds due through 2019	327,941	389,157
U.S. Dollar-denominated Term Loans due through 2018	129,133	158,547
U.S. Dollar-denominated Term Loans due through 2028	2,037,766	850,433
U.S. Dollar Non-Public Bond due through 2024	202,449	196,098
U.S. Dollar Bonds due through 2019	300,000	300,000

Total principal	3,426,568	2,439,204
Less unamortized discount and debt issuance costs	(62,694)	(30,608)

Total debt	3,363,874	2,408,596
Less current portion	485,069	257,501

Long-term portion	2,878,805	2,151,095